Financial assets and liabilities at fair value - Fair value related to credit risk (Details) - SEK (kr) kr in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Net CVA/DVA
Fair value related to credit risk
Fair value originating from credit risk (- liabilities increase/ + liabilities decrease)	kr (12)		kr (29)
The period's change in fair value originating from credit risk (+ income/ - loss)	17	kr (7)
OCA
Fair value related to credit risk
Fair value originating from credit risk (- liabilities increase/ + liabilities decrease)	(96)		kr (150)
The period's change in fair value originating from credit risk (+ income/ - loss)	kr 54	kr 185